Related Parties - Schedule of Trade and Other Receivables and Trade and Other Payables Due to or from Related Parties (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Edimen Srl (owned by Gianluigi Vigano, ex-CEO of UYBA and Brera Milano) [Member]
Trade and other receivables – related parties (Current)
Trade and other receivables – related parties (Current)	€ 3,758	€ 3,091
Sutter Securities (Dan McClory, Executive Chairman of Brera Holdings) [Member]
Trade and other receivables – related parties (Current)
Trade and other receivables – related parties (Current)	425	480
Leonardo Aleotti (Director of SSD) [Member]
Trade and other receivables – related parties (Current)
Trade and other receivables – related parties (Current)		3,750
Related Parties [Member]
Trade and other receivables – related parties (Current)
Trade and other receivables – related parties (Current)	4,183	7,321
Loan receivables – related parties (Current)
Loan receivables – related parties (Current)	301,047	311,171
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)	384,299	162,943
Director loan – related party (Non-current)
Director loan – related party (Non-current)	79,018	76,554
Sport for Life (Owned by Sasho Pandev, brother of Goran Pandev, a director and minority shareholder of Brera Holdings and minority FKAP shareholder) [Member]
Loan receivables – related parties (Current)
Loan receivables – related parties (Current)	301,047	279,424
Other [Member]
Loan receivables – related parties (Current)
Loan receivables – related parties (Current)		31,747
Minerva Valuations (Owned by Abhi Mathews, a director and minority shareholder of Brera Holdings) [Member]
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)	71,146	46,852
Pietro Bersani (Director and minority shareholder of Brera Holdings) [Member]
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)	43,800	26,952
Alberto Libanori (Director and minority shareholder of Brera Holdings) [Member]
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)	21,758	24,545
Christopher Gardner (Director and minority shareholder of Brera Holdings) [Member]
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)	43,515	24,545
Goran Pandev (Director and minority shareholder of Brera Holdings and minority FKAP shareholder) [Member]
Loan receivables – related parties (Current)
Loan receivables – related parties (Current)	76,554
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)	30,717	17,326
Sashko Pandev (Brother of Goran Pandev, a director and minority shareholder of Brera Holdings and minority FKAP shareholder) [Member]
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)	2,494	1,620
SPORTS CENTER PANDEV (Owned by Goran Pandev, a director and minority shareholder of Brera Holdings and minority FKAP shareholder) [Member]
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)	813	11,283
Abhi Mathews (Daniel Joseph McClory, Chairman of Brera Holdings, is CEO of Boustead Securities) [Member]
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)	853
Fabio Scacciavillani (Director of Brera Holdings) [Member]
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)	3,982
Filippo Polcino (Chairman of Juve Stabia) [Member]
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)	60,000
40&FAC CONSULTING SRLS (Minority shareholder of UYBA) [Member]
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)	12,196
Aleotti Francesco (Brother of Leonardo Aleotti who is the director of SSD) [Member]
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)	18,000
‣ Leonardo Aleotti (Director of SSD) [Member]
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)	3,750
Boustead Securities (Daniel Joseph McClory, Chairman of Brera Holdings, is CEO of Boustead Securities) [Member]
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)	3,415
Daniel Joseph McClory, Chairman- Accrued interest of shareholder loan [Member]
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)	65,920
Pinehurst Partners LLC (Controlled by Daniel Joseph McClory) [Member]
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)	1,940
DCS & PARTNER (Related to Francesca Duva, ex-CEO of Milano) [Member]
Trade and other payables – related parties (Current)
Trade and other payables – related parties (Current)		9,820
Goran Pandev (Director and minority shareholder of Brera Holdings and minority shareholder of FKAP) [Member]
Director loan – related party (Non-current)
Director loan – related party (Non-current)	€ 79,018	€ 76,554